Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement
3.	FAIR VALUE MEASUREMENT
Assets measured at fair value on a recurring basis

	Fair Value Measurement at December 31, 2020 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2020
	RMB	RMB	RMB	RMB	US$
Cash equivalents
Time deposits	—	268,634	—	268,634	41,170
Short-term investments
Term deposits	—	7,286,100	—	7,286,100	1,116,644
Adjustable-rate financial products	—	5,592,076	—	5,592,076	857,023
Restricted cash	—	17,926	—	17,926	2,747

	—	13,164,736	—	13,164,736	2,017,584

	Fair Value Measurement at December 31, 2019 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2019
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	—	738,112	—	738,112
Short-term investments
Term deposits	—	2,577,905	—	2,577,905
Adjustable-rate financial products	—	8,228,907	—	8,228,907
Restricted cash	—	5,200	—	5,200
Other non-current assets
Warrant	—	—	31,393	31,393

	—	11,550,124	31,393	11,581,517

Other financial instruments
The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.
Financial assets including accounts receivable, amounts due from related parties
,
prepaid expenses and other current assets excluding prepayments and staff advances, and other non-current

assets excluding operating lease

right-of-use assets and warrant
are not measured at fair value in the consolidated balance sheets, and the carrying values approximated fair value due to their short-term maturity. Financial liabilities including accrued expense and other payables, and amounts due to related parties are also not measured at fair value in the consolidated balance sheets, and the carrying values approximated fair value due to their short-term maturity.
Assets and liabilities measured at fair value on a
non-recurring
basis
The Group measures certain assets, including long-term investments, goodwill and intangible assets, at fair value on a non-recurring
basis when they are deemed to be impaired (Level 3). The fair values of these assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.